Loans and line of credit	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Loans and line of credit

Note 26.      Loans and line of credit

Standby Equity Distribution Agreement with YA II PN, Ltd.

On February 8, 2018 WISeKey entered into a Standby Equity Distribution Agreement (“SEDA”) with Yorkville. Under the terms of the SEDA as amended, Yorkville has committed to provide WISeKey, upon a drawdown request by WISeKey, up to CHF 50,000,000 in equity financing originally over a three-year period ending March 1, 2021, now over a period of five years ending March 31, 2023 in line with the amendment signed by the parties on March 4, 2020. Provided that a sufficient number of WIHN Class B Shares is provided through share lending, WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the WIHN Class B Shares are issued out of authorized share capital) or purchase (if the WIHN Class B Shares are delivered out of treasury) WIHN Class B Shares worth up to CHF 5,000,000 by drawdown, subject to certain exceptions and limitations (including the exception that a drawdown request by WISeKey shall in no event cause the aggregate number of WIHN Class B Shares held by Yorkville to meet or exceed 4.99% of the total number of shares registered with the commercial register of the Canton of Zug). The purchase price will be 93% of the relevant market price at the time of the drawdown, determined by reference to a ten-day trading period following the draw down request by WISeKey.

The instrument was assessed under ASC 815 as an equity instrument. WISeKey paid a one-time commitment fee of CHF 500,000 (USD 524,231 at historical rate) on April 24, 2018 in 100,000 WIHN Class B Shares. In line with ASU 2015-15 the commitment fee was capitalized as deferred charges to be amortized over the original duration of the contract as a reduction of equity.

In 2018, WISeKey made 4 drawdowns for a total of CHF 1,749,992 (USD 1,755,378 at historical rate) in exchange for a total of 540,539 WIHN Class B Shares issued out of authorized share capital or treasury share capital.

In 2019, WISeKey made 5 drawdowns for a total of CHF 1,107,931 (USD 1,111,764 at historical rate) in exchange for a total of 490,814 WIHN Class B Shares issued out of treasury share capital.

In 2020, WISeKey made 6 drawdowns for a total of CHF 1,134,246 (USD 1,208,569 at historical rate) in exchange for a total of 889,845 WIHN Class B Shares issued out of treasury share capital.

In 2021, WISeKey made one drawdown on April 15, 2021 for CHF 363,876 (USD 380,568 at historical rate) in exchange for 219,599 WIHN Class B Shares issued out of treasury share capital.

The capitalized fee recognized in APIC was fully amortized as of December 31, 2021.

In the year to December 31, 2022, there were no drawdowns made under the SEDA. As at December 31, 2022, the outstanding equity financing available was CHF 45,643,955.

Credit Agreement with ExWorks Capital Fund I, L.P

On April 4, 2019 WISeCoin AG (“WISeCoin”), an affiliate of the Group, signed a credit agreement with ExWorks. Under this credit agreement, WISeCoin was granted a USD 4,000,000 term loan and may add up to USD 80,000 accrued interest to the loan principal, hence a maximum loan amount of USD 4,080,000. The loan bears an interest rate of 10% p.a. payable monthly in arrears. The maturity date of the arrangement was April 4, 2020 therefore all outstanding balances are classified as current liabilities in the balance sheet. ExWorks can elect to have part of or all of the principal loan amount and interests paid either in cash or in WISeCoin Security Tokens (the “WCN Token”) as may be issued by WISeCoin from time to time. As at June 30, 2019, the conversion price was set at CHF 12.42 per WCN Token based on a non-legally binding term sheet.

Under the terms of the credit agreement, WISeCoin is required to not enter into agreements that would result in liens on property, assets or controlled subsidiaries, in indebtedness other than the exceptions listed in the credit agreement, in mergers, consolidations, organizational changes except with an affiliate, contingent and third party liabilities, any substantial change in the nature of its business, restricted payments, insider transactions, certain debt payments, certain agreements, negative pledge, asset transfer other than sale of assets in the ordinary course of business, or holding or acquiring shares and/or quotas in another person other than WISeCoin R&D. Furthermore, WISeCoin is required to maintain its existence, pay all taxes and other liabilities.

Borrowings under the line of credit are secured by first ranking security interests on all material assets and personal property of WISeCoin, and a pledge over the shares in WISeCoin representing 90% of the capital held by the Group. Under certain circumstances, additional security may be granted over the intellectual property rights of WISeCoin.

Total debt issue costs of USD 160,000 were recorded as debt discount and amortized over the duration of the loan. As at December 31, 2020, the debt discount was fully amortized.

As at December 31, 2022, the loan had not been repaid and the outstanding borrowings were USD 4,030,000, meaning that the loan is past due under the terms of the credit agreement with ExWorks. The Group has been in contact with ExWorks regarding a potential sale of its investment in Tarmin, a company in which ExWorks is also a significant shareholder (see Note 20). It is the view of the management of the Group that the sale of the investment in Tarmin and the repayment of the credit agreement are codependent and therefore the loan will be repaid at such time as the investment is sold. ExWorks continues to charge interest on the loan at the rate of 10% p.a. and has not launched any formal recovery proceedings as of the date of this report.

Loan Agreements with UBS SA

On March 26, 2020, two members of the Group, WISeKey International Holding Ltd and WISeKey SA, entered into the Covid loans to borrow funds under the Swiss Government supported COVID-19 Credit Facility with UBS SA. Under the terms of the Agreement, UBS has lent such Group members a total of CHF 571,500. The loans are repayable in full by March 30, 2028, as amended, being the eighth anniversary of the date of deposit of the funds by UBS. Semi-annual repayments have started since March 31, 2022 and will be spread on a linear basis over the remaining term. The full repayment of the loans is permitted at any time. The interest rate is determined by Swiss COVID-19 Law and currently the Covid loans carry an interest rate of 0%. There were no fees or costs attributed to the Covid loans and as such there is no debt discount of debt premium associated with the loan facility.

Under the terms of the loans, the relevant companies are required to use the funds solely to cover the liquidity requirements of the Group. In particular, the Group cannot use the funds for the distribution of dividends and directors' fees as well as the repayment of capital contributions, the granting of active loans; refinancing of private or shareholder loans; the repayment of intra-group loans; or the transfer of guaranteed loans to a group company not having its registered office in Switzerland, whether directly or indirectly linked to applicant.

During the years to December 31, 2021 and 2022, WISeKey repaid, respectively, CHF 70,000 and CHF 83,800 out of the loans.

Therefore, as at December 31, 2022, the outstanding balance on the loans was CHF 417,700 (USD 451,852).

Credit Agreement with L1 Capital Global Opportunities Master Fund

On June 29, 2021, WISeKey entered into an Agreement for the Subscription of up to $22M Convertible Notes (the “L1 Facility”) with L1 Capital Global Opportunities Master Fund (“L1”), pursuant to which L1 commits to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The initial tranche was agreed in the L1 Facility agreement as USD 11 million to be funded on June 29, 2021 (the “L1 Initial Tranche”). For the remaining facility, WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance (the “L1 Conversion Period”). Conversion takes place upon request by L1 during the L1 Conversion Period, but in any case no later than at the expiry of the L1 Conversion Period. Each calendar month, L1 can request conversion of up to 12.5% of the principal amount of all issued tranches at a conversion price of 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date, and , should L1 wish to convert more than 12.5% of the principal amount of all issued tranches in a calendar month, the conversion price for the additional converted amounts is set at the higher of (i) the Fixed Conversion price applicable to relevant tranche, and (ii) 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date (the “Original L1 Conversion Price”).

Due to L1’s option to convert the loan in part or in full at any time before maturity, the L1 Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that L1 will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the L1 Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 36,745, a commission of USD 802,500 to the placement agent, a fee of USD 220,000 to L1 representing 2% of the principal value of the initial tranche, and a subscription fee of USD 220,000 to L1 representing 2% of the principal value of the initial tranche payable in WIHN Class B Shares were due upon issuance of the Initial Tranche and recorded as a debt discount against the L1 Initial Tranche principal amount. The subscription fee was paid in 145,953 WIHN Class B Shares and was fair valued at CHF 183,901 (USD 200,871) based on the market value of the shares at issuance. Upon subscription of each subsequent tranche under the L1 Facility, debt issue costs corresponding to the fair value of the L1 subscription fee payable in WIHN Class B Shares representing 2% of the principal value of the subscribed funds and an L1 fee representing 2% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

On September 27, 2021, WISeKey and L1 entered into the First Amendment to the Subscription Agreement (the “L1 First Amendment”), pursuant to which WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties (the “L1 Accelerated Tranches”), at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the L1 Accelerated Tranches issued under the L1 First Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount (the “New L1 Conversion Price”).

On March 3, 2022, WISeKey and L1 entered into the Second Amendment to the Subscription Agreement (the “L1 Second Amendment”), pursuant to which, for the remaining facility of USD 5 million, WISeKey has the right to request L1 to subscribe for five “additional accelerated” note tranches (the “L1 Additional Accelerated Tranches”) of between USD 1 million and USD 5 million each or any other amount agreed between the parties, up until March 2, 2024, subject to certain conditions. The terms and conditions of the L1 Additional Accelerated Tranches issued under the L1 Second Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Additional Accelerated Tranches which is the New L1 Conversion Price.

In line with ASC 470-50-15-3, the New L1 Conversion Price under the L1 First Amendment was assessed as a change to the conversion privileges provided in the L1 Facility for the purpose of inducing conversion, whereby the New L1 Conversion Price provides a reduction of the Original L1 Conversion Price and results in the issuance of additional WIHN Class B Shares, which is governed by ASC 470-20-40. Therefore, in line with ASC 470-20-40-16 and ASC 470-20-40-17, for conversions of L1 Accelerated Tranches and L1 Additional Accelerated Tranches , we recognize the fair value of the additional shares delivered by applying the New L1 Conversion Price in comparison with the Original L1 Conversion Price as an expense to the income statement classified as debt conversion expense.

Additionally, per the terms of the L1 Facility, upon each tranche subscription under the L1 Facility and the L1 First Amendment, WISeKey will grant L1 the option to acquire WIHN Class B Shares at an exercise price of the higher of (a) 1.5 times the 5-trading day volume-weighted average price of the WIHN Class B Shares on the SIX Swiss Stock Exchange immediately preceding the tranche closing date and (b) CHF 5.00. The number of warrants granted at each tranche subscription is calculated as 25% of the principal amount of each tranche divided by the volume-weighted average price of the trading day immediately preceding the tranche closing date. Each warrant agreement has a 3-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the subscription. The fair value of the debt is calculated using the discounted cash flow method.

During the year to December 31, 2021, WISeKey made a total of six subscriptions for a total of USD 17 million under the L1 Facility and the L1 First Amendment. Per the terms of the L1 Facility, WISeKey issued L1 with a total of 3,078,963 warrants on WIHN Class B Shares at an exercise price of CHF 5. The warrant agreements were all assessed as equity instruments and were fair valued at grant at an aggregate amount of USD 479,872 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant. For each subscription, the fair value of the debt was calculated using the discounted cash flow method then, applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host and the credit entry was booked in APIC. The cumulated fair value of the debt for the six subscriptions was USD 17,819,019, with a cumulated debt discount in relation to warrants of USD 445,331.

In the year ended December 31, 2021, L1 converted a total of USD 8.2 million out of the L1 Initial Tranche and USD 5.3 million out of the L1 Accelerated Tranches, resulting in the delivery of a total of 11,858,831 WIHN Class B Shares. A debt discount charge of USD 185,528 was amortized to the income statement, a debt conversion expense of USD 325,424 was recorded in the income statement, and unamortized debt discounts totaling USD 1,376,983 were booked to APIC on conversions as per ASC 470-02-40-4.

During the year ended December 31, 2022, WISeKey made six subscriptions under the L1 Facility and the L1 Second Amendment as follows:

-	On March 4, 2022, an L1 Additional Accelerated Tranche for convertibles notes in the amount USD 1 million. The funds were received on March 7, 2022. On March 4, 2022, in line with the terms of the L1 Facility, WISeKey issued L1 with 457,927 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 9,881 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 0.481. The fair value of the debt was calculated using the discounted cash flow method as USD 1,077,895. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 9,084, and the credit entry was booked in APIC.

-	On April 14, 2022, an L1 Additional Accelerated Tranche for convertibles notes in the amount USD 500,000. The funds were received on April 20, 2022. On April 14, 2022, in line with the terms of the L1 Facility, WISeKey issued L1 with 280,439 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD 2,975 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 0.4295. The fair value of the debt was calculated using the discounted cash flow method as USD 538,515. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host in the amount of USD 2,747, and the credit entry was booked in APIC.

-	On July 12, 2022, an L1 Additional Accelerated Tranche for convertibles notes in the amount USD 1,000,000. The funds were received on July 13, 2022. On July 12, 2022, in line with the terms of the L1 Facility, WISeKey issued L1 with 987,755 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 0.258. The fair value of the debt was calculated using the discounted cash flow method as USD 1,077,182.

-	On October 6, 2022, an L1 Additional Accelerated Tranche for convertibles notes in the amount USD 1,000,000. The funds were received on October 7, 2022. On October 6, 2022, in line with the terms of the L1 Facility, WISeKey issued L1 with 1,216,216 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 0.201. The fair value of the debt was calculated using the discounted cash flow method as USD 991,385.

-	On November 15, 2022, an L1 Additional Accelerated Tranche for convertibles notes in the amount USD 700,000. The funds were received on November 16, 2022. On November 15, 2022, in line with the terms of the L1 Facility, WISeKey issued L1 with 908,746 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 0.1752. The fair value of the debt was calculated using the discounted cash flow method as USD 693,669.

-	On December 22, 2022, an L1 Additional Accelerated Tranche for convertibles notes in the amount USD 800,000. The funds were received on December 23, 2022. On December 22, 2022, in line with the terms of the L1 Facility, WISeKey issued L1 with 1,060,626 warrants on WIHN Class B Shares at an exercise price of CHF 5.00. The warrant agreement was assessed as an equity instrument and was fair valued at grant at an amount of USD nil using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant of CHF 0.172. The fair value of the debt was calculated using the discounted cash flow method as USD 792,592.

During the year ended December 31, 2022, L1 converted a total of USD 2.8 million out of the L1 Initial Tranche, and USD 4.3 million out of the L1 Accelerated Tranches and L1 Additional Accelerated Tranches, resulting in the delivery of a total of 29,225,645 WIHN Class B Shares. A debt discount charge of USD 87,795 was amortized to the income statement, a debt conversion expense of USD 366,116 was recorded in the income statement, and unamortized debt discounts totaling USD 304,019 were booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2022, the outstanding L1 Facility available was USD nil. Convertible notes in an aggregate amount of USD 1,400,000 remained unconverted and the unamortized debt discount balance was USD 133,471, hence a carrying value of USD 1,266,529.

Credit Agreement with Anson Investments Master Fund LP

On June 29, 2021, WISeKey entered into the Anson Facility, an Agreement for the Issuance and Subscription of Convertible Notes pursuant to which Anson commits to grant a loan to WISeKey for up to a maximum amount of USD 22 million divided into tranches of variable sizes, during a commitment period of 24 months ending June 28, 2023. The initial tranche was agreed in the Anson Facility agreement as USD 11 million to be funded on June 29, 2021 (the “Anson Initial Tranche”). For the remaining facility, WISeKey has the right to request Anson to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance (the “Anson Conversion Period”). Conversion takes place upon request by Anson during the Anson Conversion Period, but in any case no later than at the expiry of the Anson Conversion Period. Each calendar month, Anson can request conversion of up to 12.5% of the principal amount of all issued tranches at a conversion price of 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date, and, should Anson wish to convert more than 12.5% of the principal amount of all issued tranches in a calendar month, the conversion price for the additional converted amounts is set at the higher of (i) the Fixed Conversion price applicable to relevant tranche, and (ii) 95% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 5 trading days preceding the relevant conversion date (the “Original Anson Conversion Price”).

Due to Anson’s option to convert the loan in part or in full at any time before maturity, the Anson Facility was assessed as a share-settled debt instrument with an embedded put option. In line with ASC 480-10-55-43 and ASC 480-10-55-44, because the value that Anson will predominantly receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Anson Facility was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

Debt issue costs made up of legal expenses of USD 4,197, a commission of USD 802,500 to the placement agent, a fee of USD 220,000 to Anson representing 2% of the principal value of the Anson Initial Tranche, and a subscription fee of USD 220,000 to Anson representing 2% of the principal value of the Anson Initial Tranche payable in WIHN Class B Shares were due upon issuance of the Anson Initial Tranche and recorded as a debt discount against the Anson Initial Tranche principal amount. The subscription fee was paid in 145,953 WIHN Class B Shares and was fair valued at CHF 183,901 (USD 200,871) based on the market value of the shares at issuance. Upon subscription of each subsequent tranche under the Anson Facility, debt issue costs corresponding to the fair value of the subscription fee payable in WIHN Class B Shares representing 2% of the principal value of the subscribed funds and a fee representing 2% of the principal value of the subscribed funds will be recorded as a debt discount against each tranche.

On September 27, 2021, WISeKey and Anson entered into the Anson First Amendment, pursuant to which WISeKey has the right to request Anson to subscribe for four Anson Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the Anson Accelerated Tranches issued under the Anson First Amendment remain the same as the terms and conditions of the Anson Facility except for the conversion price of the Anson Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount (the “New Anson Conversion Price”).

In line with ASC 470-50-15-3, the New Anson Conversion Price under the Anson First Amendment was assessed as a change to the conversion privileges provided in the Anson Facility for the purpose of inducing conversion, whereby the New Anson Conversion Price provides a reduction of the Original Anson Conversion Price and results in the issuance of additional WIHN Class B Shares, which is governed by ASC 470-20-40. Therefore, in line with ASC 470-20-40-16 and ASC 470-20-40-17, for conversions of Anson Accelerated Tranches, we recognize the fair value of the additional shares delivered by applying the New Anson Conversion Price in comparison with the Original Anson Conversion Price as an expense to the income statement classified as debt conversion expense.

Additionally, per the terms of the Anson Facility, upon each tranche subscription under the Anson Facility and the Anson First Amendment, WISeKey will grant Anson the option to acquire WIHN Class B Shares at an exercise price of the higher of (a) 1.5 times the 5-trading day volume-weighted average price of the WIHN Class B Shares on the SIX Swiss Stock Exchange immediately preceding the tranche closing date and (b) CHF 5.00. The number of warrants granted at each tranche subscription is calculated as 25% of the principal amount of each tranche divided by the volume-weighted average price of the trading day immediately preceding the tranche closing date. Each warrant agreement has a 3-year exercise period starting on the relevant subscription date. In line with ASC 470-20-25-2, for each subscription, the proceeds from the convertible notes with a detachable warrant were allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. When assessed as an equity instrument, the warrant agreement is fair valued at grant using the Black-Scholes model and the market price of WIHN Class B Shares on the date of the subscription. The fair value of the debt is calculated using the discounted cash flow method.

During the year ended December 31, 2021, WISeKey made a total of three subscriptions for a total of USD 16.5 million under the Anson Facility and the Anson First Amendment. Per the terms of the Anson Facility, WISeKey issued Anson with a total of 2,821,922 warrants on WIHN Class B Shares at an exercise price of CHF 5. The warrant agreements were all assessed as equity instruments and were fair valued at grant at an aggregate amount of USD 480,046 using the Black-Scholes model and the market price of WIHN Class B Shares on the date of grant. For each subscription, the fair value of the debt was calculated using the discounted cash flow method then, applying the relative fair value method per ASC 470-20-25-2, the recognition of the warrant agreement created a debt discount on the debt host and the credit entry was booked in APIC. The cumulated fair value of the debt for the three subscriptions was USD 17,000,080, with a cumulated debt discount in relation to warrants of USD 453,095.

During the year ended December 31, 2021, Anson converted a total of USD 9.8 million out of the Anson Initial Tranche, resulting in the delivery of a total of 8,228,262 WIHN Class B Shares. A debt discount charge of USD 248,449 was amortized to the income statement, and unamortized debt discounts totaling USD 1,182,876 were booked to APIC on conversions as per ASC 470-02-40-4.

During the year ended December 31, 2022, WISeKey did not make any new subscriptions under the Anson Facility.

During the year ended December 31, 2022, Anson converted a total of USD 1.2 million out of the Anson Initial Tranche, and USD 5.5 million out of the Anson Accelerated Tranches, resulting in the delivery of a total of 14,351,699 WIHN Class B Shares. A debt discount charge of USD 79,707 was amortized to the income statement, a debt conversion expense of USD 460,956 was recorded in the income statement, and unamortized debt discounts totaling USD 222,195 were booked to APIC on conversions as per ASC 470-02-40-4.

As at December 31, 2022 the outstanding Anson Facility available was USD 5.5 million, there were no unconverted convertible notes outstanding and the unamortized debt discount balance was USD nil.

Production Capacity Investment Loan Agreement

In November 2022, WISeKey Semiconductors SAS entered into a loan agreement with a third party client to borrow funds for the purpose of increasing their production capacity.  Under the terms of the Agreement, the client has lent to WISeKey Semiconductors SAS a total of USD 2,000,000. The loan will be reimbursed by way of a volume rebate against future sales volumes from the WISeKey Semiconductors group to the client during the period from July 1, 2023, through to December 31, 2025.  The volume rebate is based upon quarterly sales volumes in excess of a base limit on a yearly projected basis. Any amount still outstanding as at December 31, 2025 falls due for repayment on this date.  The loan does not bear any interest and there were no fees or costs attributed to the loan.

An unamortized debt discount totaling USD 511,128 was calculated and booked to APIC in 2022.  WISeKey has not repaid any amount as at December 31, 2022, and no debt discount charge was recorded to the income statement in 2022. The amortization of the debt will start in 2023.

Therefore, as at December 31, 2022, the loan balance was USD 2,000,000 and the unamortized debt discount balance was USD 511,128, leaving a carrying value of USD 1,488,872.